Deposits from the Brazilian Central Bank and Deposits from credit institutions (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deposits From The Brazilian Central Bank And Deposits From Credit Institutions Currency [Abstract]
Reais	R$ 58,282,793	R$ 74,159,613	R$ 56,562,950
Euro	39,522	105,119	407,814
US dollar	40,949,100	24,758,074	22,156,054
Other currencies	0	0	247,867
Total	R$ 99,271,415	R$ 99,022,806	R$ 79,374,685